Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2025	Aug. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables summarize the relationship between executive compensation for our Principal Executive Officer (“PEO”) and our other NEOs (“non-PEO NEOs”) on the one hand and CleanSpark’s financial performance on the other hand for CleanSpark’s four most recently completed fiscal years, calculated in accordance with Item 402(v) of Regulation S-K. The disclosure included in this section is prescribed by SEC rules and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and it does not necessarily align with how the Board or the Compensation Committee views the link between CleanSpark’s performance and compensation paid to its NEOs. These matters are discussed in the “Compensation Discussion and Analysis,” which begins on page 34 of this Proxy Statement. Please review the tables and associated narrative and graphical disclosure together for a more complete presentation of the relationship between compensation and performance over the periods presented.

					Value Of Initial Fixed $100 Investment Based On(4)

Fiscal Year(1)	SCT† Total for PEO Schultz ($)(2)	CAP† to PEO Schultz ($)	SCT† Total for PEO Bradford ($)(2)	CAP† to PEO Bradford ($)	Average SCT† Total For Non-PEO NEOs ($)(2)	Average CAP† to Non-PEO NEOs ($)(3)	TSR† ($)	Peer Group TSR† ($)	Net Income ($)	Adjusted EBITDA* ($)(5)

2025	44,901,507	66,158,387	48,754,996	31,400,374	13,144,134	19,776,762	125.11	116.64	364,044,194	822,953,206
2024	—	—	15,441,582	31,387,070	5,336,410	11,667,827	80.59	45.73	(145,776,815)	245,847,501
2023	—	—	6,975,812	8,820,110	4,704,986	5,633,412	32.87	23.99	(138,148,399)	25,027,580
2022	—	—	27,038,892	8,983,877	12,632,546	4,605,598	27.44	21.78	(57,325,554)	56,056,184

† “SCT” = Summary Compensation Table; “CAP” = Compensation Actually Paid;
“TSR” = Total Shareholder Return

* Company-Selected Measure

(1)
For fiscal year 2025, Zachary Bradford served as our PEO from October 1, 2024 to August 10. 2025, and S. Matthew Schultz served as our PEO from August 11, 2025 to September 30, 2025. The non-PEO NEOs were Gary A. Vecchiarelli, Scott E. Garrison, and Taylor Monnig during the entirety of the most recent fiscal year. For the entirety of fiscal year 2024, Zachary K. Bradford served as our PEO. The Company’s non-PEO NEOs were Gary A. Vecchiarelli and S. Matthew Schultz during the entirety of such fiscal year and Scott E. Garrison and Taylor Monnig from May 7, 2024 to September 30, 2024. For the entirety of fiscal year 2023, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs during the entirety of such fiscal year were Gary A. Vecchiarelli and S. Matthew Schultz. For the entirety of fiscal year 2022, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs were S. Matthew Schultz, during the entirety of such fiscal year, Lori Love, from October 1, 2021 to December 14, 2021, and Gary A. Vecchiarelli, from December 15, 2021 to September 30, 2022.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the non-PEO NEOs.
(3)
To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

Fiscal Years	2025			2024		2023		2022
Adjustments	PEO Schultz ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)

Summary Compensation Table ("SCT") Total	44,901,507	48,754,996	13,144,134	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546

Less: Equity Compensation from SCT	(37,098,637)	(17,407,888)	(11,442,213)	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)

Impact of awards granted during the current year:

Unvested awards: Fair value of awards at the end of the fiscal year	52,975,794	—	16,726,799	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784

Granted and vested awards: Fair value of awards at vesting dates	3,963,733	—	977,369	2,000,002	628,911	—	—	2,812,137	1,124,340

Impact of awards granted in prior years:

Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	953,166	—	208,515	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)

Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	462,824	53,266	162,158	13,382,038	6,028,588	1,354,959	684,176	—	—

Compensation Actually Paid	66,158,387	31,400,374	19,776,762	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

(4)
Pursuant to SEC rules, the amounts shown in this column assume $100 was invested on the last day (September 30) of each of fiscal years 2022, 2023, 2024, and 2025 and that all dividends (if applicable) were reinvested.
(5)
See “Relationship between PEO and non-PEO NEO compensation actually paid and adjusted EBITDA” below for further discussion on how adjusted EBITDA is derived from CleanSpark’s audited financials, and Appendix A for a reconciliation of adjusted EBITDA to net income (loss), the most directly comparable GAAP financial measure.

The following charts illustrate the relationship over time between compensation actually paid to our PEO and our non-PEO NEOs and selected measures of the Company’s financial and operational performance, including total stockholder return, revenue, net income, adjusted EBITDA, and key Bitcoin mining performance metrics. These comparisons are intended to provide stockholders with additional context regarding executive compensation outcomes relative to Company performance and do not necessarily reflect the manner in which the Compensation Committee evaluates or determines executive compensation for any particular fiscal year. In particular, Compensation actually paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions and projected performance modifiers, but does not reflect actual amounts paid out for those awards. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation Committee assessed CleanSpark’s performance and our NEOs’ pay each year, see the “Compensation Discussion and Analysis” section in this Proxy Statement.

Company Selected Measure Name			AdjustedEBITDA
Named Executive Officers, Footnote
(1)
For fiscal year 2025, Zachary Bradford served as our PEO from October 1, 2024 to August 10. 2025, and S. Matthew Schultz served as our PEO from August 11, 2025 to September 30, 2025. The non-PEO NEOs were Gary A. Vecchiarelli, Scott E. Garrison, and Taylor Monnig during the entirety of the most recent fiscal year. For the entirety of fiscal year 2024, Zachary K. Bradford served as our PEO. The Company’s non-PEO NEOs were Gary A. Vecchiarelli and S. Matthew Schultz during the entirety of such fiscal year and Scott E. Garrison and Taylor Monnig from May 7, 2024 to September 30, 2024. For the entirety of fiscal year 2023, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs during the entirety of such fiscal year were Gary A. Vecchiarelli and S. Matthew Schultz. For the entirety of fiscal year 2022, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs were S. Matthew Schultz, during the entirety of such fiscal year, Lori Love, from October 1, 2021 to December 14, 2021, and Gary A. Vecchiarelli, from December 15, 2021 to September 30, 2022.

Adjustment To PEO Compensation, Footnote
(3)
To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

Fiscal Years	2025			2024		2023		2022
Adjustments	PEO Schultz ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)

Summary Compensation Table ("SCT") Total	44,901,507	48,754,996	13,144,134	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546

Less: Equity Compensation from SCT	(37,098,637)	(17,407,888)	(11,442,213)	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)

Impact of awards granted during the current year:

Unvested awards: Fair value of awards at the end of the fiscal year	52,975,794	—	16,726,799	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784

Granted and vested awards: Fair value of awards at vesting dates	3,963,733	—	977,369	2,000,002	628,911	—	—	2,812,137	1,124,340

Impact of awards granted in prior years:

Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	953,166	—	208,515	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)

Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	462,824	53,266	162,158	13,382,038	6,028,588	1,354,959	684,176	—	—

Compensation Actually Paid	66,158,387	31,400,374	19,776,762	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount			$ 13,144,134	$ 5,336,410	$ 4,704,986	$ 12,632,546
Non-PEO NEO Average Compensation Actually Paid Amount			$ 19,776,762	11,667,827	5,633,412	4,605,598
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

Fiscal Years	2025			2024		2023		2022
Adjustments	PEO Schultz ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)	PEO Bradford ($)	Non-PEO NEOs* ($)

Summary Compensation Table ("SCT") Total	44,901,507	48,754,996	13,144,134	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546

Less: Equity Compensation from SCT	(37,098,637)	(17,407,888)	(11,442,213)	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)

Impact of awards granted during the current year:

Unvested awards: Fair value of awards at the end of the fiscal year	52,975,794	—	16,726,799	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784

Granted and vested awards: Fair value of awards at vesting dates	3,963,733	—	977,369	2,000,002	628,911	—	—	2,812,137	1,124,340

Impact of awards granted in prior years:

Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	953,166	—	208,515	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)

Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	462,824	53,266	162,158	13,382,038	6,028,588	1,354,959	684,176	—	—

Compensation Actually Paid	66,158,387	31,400,374	19,776,762	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income			Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income and Revenue
Compensation Actually Paid vs. Company Selected Measure			Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Key Bitcoin Mining Performance Metrics
Tabular List, Table

Financial and Non-Financial Performance Measures

The following provides an unranked list of the most important financial and non-financial performance measures that CleanSpark uses to link the compensation actually paid to our PEO and non-PEO NEOs in fiscal year 2025, calculated in accordance with SEC regulations, to company performance.

Bitcoin Mining Metrics Revenue & Adjusted EBITDA Capital Stewardship Cash Flow Financial Transparency	Financial Performance Corporate Culture Industry Leadership Stock Price HPC/AI Opportunity Development

Total Shareholder Return Amount			$ 125.11	80.59	32.87	27.44
Peer Group Total Shareholder Return Amount			116.64	45.73	23.99	21.78
Net Income (Loss)			$ 364,044,194	$ (145,776,815)	$ (138,148,399)	$ (57,325,554)
Company Selected Measure Amount			822,953,206	245,847,501	25,027,580	56,056,184
PEO Name	S. Matthew Schultz	Zachary Bradford		Zachary K. Bradford	Zachary K. Bradford	Zachary K. Bradford
Measure:: 1
Pay vs Performance Disclosure
Name			Bitcoin Mining Metrics
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue & Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Capital Stewardship
Measure:: 4
Pay vs Performance Disclosure
Name			Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name			Financial Transparency
Measure:: 6
Pay vs Performance Disclosure
Name			Financial Performance
Measure:: 7
Pay vs Performance Disclosure
Name			Corporate Culture
Measure:: 8
Pay vs Performance Disclosure
Name			Industry Leadership
Measure:: 9
Pay vs Performance Disclosure
Name			Stock PriceHPC/AI Opportunity Development
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (11,442,213)	$ (2,010,502)	$ (2,681,350)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,726,799	1,021,591	2,684,050
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			208,515	662,829	241,550
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			977,369	628,911	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			162,158	6,028,588	684,176
S. Matthew Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			44,901,507	0	0	$ 0
PEO Actually Paid Compensation Amount			66,158,387	0	0	0
Zachary K. Bradford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			48,754,996	15,441,582	6,975,812	27,038,892
PEO Actually Paid Compensation Amount			31,400,374	31,387,070	8,820,110	8,983,877
Zachary K. Bradford [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,407,888)	(5,000,001)	(3,423,000)	(25,984,299)
Zachary K. Bradford [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,999,999	3,429,000	9,925,710
Zachary K. Bradford [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,563,450	483,339	4,808,563
Zachary K. Bradford [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,000,002	0	2,812,137
Zachary K. Bradford [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 53,266	$ 13,382,038	$ 1,354,959	$ 0